SHARE CAPITAL (Details Narrative) - CAD ($)				12 Months Ended
	Mar. 22, 2021	Feb. 04, 2021	Aug. 15, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Value of stock issued for exercise of warrants				$ 4,929,790
Number of stock units issued for regulation financing				6,488,691	511,299
Stock units issued during period value regulation financing				$ 18,815,485	$ 1,518,845
Share capital issuance, description				Each unit is comprised of one common share and one share purchase warrant. These warrants had a fair value of $0.57 USD allocated to them, have an exercise price of $3.55 USD per warrant, each convert to one common share, and have a life of two years.	Each unit is comprised of one common share and one share purchase warrant. These warrants have an exercise price of $3.55 USD per warrant, each convert to one common share, and have a life of two years, expiring on November 30, 2022.
Warrant derivative liability				$ 8,261,511
Number of stock issued for private placement				5,095,966		2,810,300
Value of stock issued for private placement				$ 25,538,213
Number of stock issued for cash proceeds					192,308
Value of stock issued for cash proceeds					$ 500,000
Number of stock issued for debt settlement					111,082
Recongnized loss					$ 344,354
Comprehensive loss					38,879
Proceeds from issuance of notes payable					123,000	$ 1,137,978
Subscription receivable						153,566
Amounts payable, related party transactions					475,628	$ 9,681
Shares issued of settlement trades payable, shares						9,065
[custom:SharesIssuedOfSettlementTradesPayable]						$ 22,662
Trades payable per share						$ 2.50
Shares issued of settlement convertible debentures and accrued interest, shares						423,698
Shares issued of settlement convertible debentures						$ 740,000
Gain loss on settlement of debt						$ 319,246
Purchases of exercise of warrants, shares						63,388
Purchases of exercise of warrants						$ 8,833
Capital reserve				$ 6,406,117	$ 3,024,007	212,908
Number of options outstanding, Granted				247,826	492,000
Weighted average exercise price, Granted				$ 10.12	$ 3.08
Adjustments for share-based payments				$ 3,952,595	$ 2,668,464	761,559
Weighted average remaining contractual life of outstanding share options				1 year 2 months 12 days	1 year 25 days
Warrants issued	1,200,000
Warrants held in escrow	900,000
Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants Expiration Date Description				During the year ended December 31, 2020, the Company amended the expiry date of the November 5, 2019 warrants from November 5, 2020 to November 5, 2021 provided that 25% of the warrants were exercised by October 21, 2020 and 25% were exercised by May 5, 2021.
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Adjustments for share-based payments				$ 1,660,894	$ 1,724,853	599,701
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Number of accelerated vesting shares				323,661
Number of shares vested				124,999
Number of shares granted post consolidation				348,826
Share based payment expense				$ 2,291,701	$ 943,611	$ 161,858
Employee [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding, Granted				30,000	89,000
Weighted average exercise price, Granted				$ 13.20	$ 2.50
Stock option exercisable year				10 years	10 years
Consultant [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding, Granted				10,000	120,000
Weighted average exercise price, Granted				$ 13.90	$ 3.85
Stock option exercisable year				5 years	10 years
Employees and Consultant [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding, Granted				182,000
Weighted average exercise price, Granted				$ 10.15
Stock option exercisable year				10 years
Employee One [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding, Granted				25,826	200,000
Weighted average exercise price, Granted				$ 4.84	$ 3.20
Stock option exercisable year				5 years	5 years
Employee Two [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding, Granted					33,000
Weighted average exercise price, Granted					$ 2.50
Stock option exercisable year					10 years
Consultant One [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding, Granted					50,000
Weighted average exercise price, Granted					$ 2.15
Stock option exercisable year					10 years
Employee and Consultant [Member] | Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding, Granted					248,000
Draganfly Innovations Shares [Member]
IfrsStatementLineItems [Line Items]
Stock issued during period value units, shares			8,527,671			8,517,671
Purchases of exercise of warrants		$ 1,645,193
Vital Intelligence Inc [Member]
IfrsStatementLineItems [Line Items]
Share capital issuance, description				Each unit is comprised of one common share and one warrant. These warrants have an exercise price of $13.35 per warrant, each convert to one common share, and have a life of two years.		Each unit consists of one common share and one warrant. These warrants have an exercise price of $2.50 per warrant, each convert to one common share, and have a life of one year, expiring on October 25, 2020
Number of stock units issued for acquisition				1,200,000
Dronelogics Inc [Member]
IfrsStatementLineItems [Line Items]
Number of stock units issued for acquisition					645,088
Stock units issued during period shares common shares finder fees					40,000
Common Stock 1 [Member]
IfrsStatementLineItems [Line Items]
Number of stock issued for exercise of warrants				1,580,525	24,000
Value of stock issued for exercise of warrants				$ 3,951,312	$ 60,000
Number of stock issued for restrcited share units				149,999	7,117
Number of stock issued for exercise of options				392,999
Value of stock issued for exercise of options				$ 987,248
Number of shares issued				15,000		143,985
Proceeds from issuance of notes payable						$ 799,341
Subscription receivable						$ 153,566
Shares issued as transactions fees, shares						222,965
Amounts payable, related party transactions						$ 1,000,000
Common Stock 2 [Member]
IfrsStatementLineItems [Line Items]
Number of stock issued for exercise of warrants				359,009	20,000
Value of stock issued for exercise of warrants				$ 978,478	$ 50,000
Number of stock issued for restrcited share units				298,661	2,040
Number of stock issued for exercise of options				12,500
Value of stock issued for exercise of options				$ 26,875
Number of shares issued				356,901
Common Stock 3 [Member]
IfrsStatementLineItems [Line Items]
Number of stock issued for exercise of warrants					210,320
Value of stock issued for exercise of warrants					$ 105,160
Number of stock issued for restrcited share units					2,647
Common Stock 4 [Member]
IfrsStatementLineItems [Line Items]
Number of stock issued for exercise of warrants					73,000
Value of stock issued for exercise of warrants					$ 36,500
Number of stock issued for restrcited share units					188,194
Common Stock 5 [Member]
IfrsStatementLineItems [Line Items]
Number of stock issued for exercise of warrants					294,840
Value of stock issued for exercise of warrants					$ 147,420
Common Stock 6 [Member]
IfrsStatementLineItems [Line Items]
Number of stock issued for exercise of warrants					121,840
Value of stock issued for exercise of warrants					$ 60,920
Common Stock 7 [Member]
IfrsStatementLineItems [Line Items]
Number of stock issued for exercise of warrants					126,000
Value of stock issued for exercise of warrants					$ 115,000
Common Stock 8 [Member]
IfrsStatementLineItems [Line Items]
Number of stock issued for exercise of warrants					12,000
Value of stock issued for exercise of warrants					$ 30,000
Common Stock 9 [Member]
IfrsStatementLineItems [Line Items]
Number of stock issued for exercise of warrants					45,600
Value of stock issued for exercise of warrants					$ 114,000
Common Stock 10 [Member]
IfrsStatementLineItems [Line Items]
Number of stock issued for exercise of warrants					2,000
Value of stock issued for exercise of warrants					$ 5,000
Common Stock 11 [Member]
IfrsStatementLineItems [Line Items]
Number of stock issued for exercise of warrants					2,200
Value of stock issued for exercise of warrants					$ 5,500
Common Stock 12 [Member]
IfrsStatementLineItems [Line Items]
Number of stock issued for exercise of warrants					637,975
Value of stock issued for exercise of warrants					$ 1,594,938
Common Stock 13 [Member]
IfrsStatementLineItems [Line Items]
Number of stock issued for exercise of warrants					15,000
Value of stock issued for exercise of warrants					$ 37,500